PROPERTY, EQUIPMENT AND SOFTWARE (Tables)	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY, EQUIPMENT AND SOFTWARE

	June 30, 2023	December 31, 2022
	(Unaudited)
Office buildings	$3,854,036	$4,053,815
Electronic equipment, furniture and fixtures	2,609,556	2,222,712
Media display equipment	1,056,675	1,111,450
Leasehold improvement	37,780	39,738
Purchased software	5,643,399	5,935,931
Total	13,201,446	13,363,646
Less: accumulated depreciation	(6,438,998)	(5,529,744)
Property, equipment and software, net	$6,762,448	$7,833,902